Debt - Schedule of Changes in the Fair Value of Convertible Promissory Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in the Fair Value of Convertible Promissory Notes [Abstract]
Balance, beginning
Issuance	2,000,000
Change in fair value	(41,696)
Balance, ending	$ 1,958,304